Fair Value - Asset and liabilities measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value
Nuclear decommissioning trust fund	$ 721,624,000	$ 641,239,000
Long-term investments	645,166,000	690,732,000
Short-term investments	124,572,000	143,931,000
International equity trust
Fair value
Unfunded commitments	$ 0
Redemption notice period	3 days
Recurring basis | Natural gas swaps
Fair value
Derivative liabilities	$ 28,624,000	13,445,000
Recurring basis | Domestic equity
Fair value
Nuclear decommissioning trust fund	245,313,000	234,979,000
Recurring basis | International equity trust
Fair value
Nuclear decommissioning trust fund		134,911,000
Long-term investments		43,202,000
Recurring basis | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	82,316,000	67,986,000
Long-term investments	20,972,000	14,151,000
Recurring basis | US Treasury securities
Fair value
Nuclear decommissioning trust fund	53,806,000	43,917,000
Long-term investments	25,654,000	17,243,000
Recurring basis | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	70,193,000	58,763,000
Long-term investments	20,232,000	15,024,000
Recurring basis | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	95,175,000	85,481,000
Long-term investments	394,595,000	378,387,000
Recurring basis | Municipal bonds
Fair value
Nuclear decommissioning trust fund	3,375,000	303,000
Recurring basis | Federal agency securities
Fair value
Nuclear decommissioning trust fund	8,487,000	7,256,000
Recurring basis | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	3,319,000	2,717,000
Long-term investments	1,805,000	1,568,000
Recurring basis | International mutual funds
Fair value
Nuclear decommissioning trust fund	4,228,000	2,012,000
Long-term investments	39,340,000
Recurring basis | Treasury STRIPS
Fair value
Long-term investments	142,199,000	220,765,000
Short-term investments	124,572,000	143,931,000
Recurring basis | Money market
Fair value
Nuclear decommissioning trust fund	138,553,000
Recurring basis | Other
Fair value
Nuclear decommissioning trust fund	16,859,000	2,914,000
Long-term investments	369,000	392,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Natural gas swaps
Fair value
Derivative liabilities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic equity
Fair value
Nuclear decommissioning trust fund	245,313,000	234,979,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | International equity trust
Fair value
Nuclear decommissioning trust fund		0
Long-term investments		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	53,806,000	43,917,000
Long-term investments	25,654,000	17,243,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	95,175,000	85,481,000
Long-term investments	394,595,000	378,387,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | International mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Treasury STRIPS
Fair value
Long-term investments	0	0
Short-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market
Fair value
Nuclear decommissioning trust fund	138,553,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair value
Nuclear decommissioning trust fund	16,859,000	2,914,000
Long-term investments	369,000	392,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Natural gas swaps
Fair value
Derivative liabilities	28,624,000	13,445,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Domestic equity
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | International equity trust
Fair value
Nuclear decommissioning trust fund		134,911,000
Long-term investments		43,202,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	82,309,000	67,900,000
Long-term investments	20,972,000	14,151,000
Recurring basis | Significant Other Observable Inputs (Level 2) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	70,193,000	58,763,000
Long-term investments	20,232,000	15,024,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	3,375,000	303,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	8,487,000	7,256,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	3,319,000	2,717,000
Long-term investments	1,805,000	1,568,000
Recurring basis | Significant Other Observable Inputs (Level 2) | International mutual funds
Fair value
Nuclear decommissioning trust fund	4,228,000	2,012,000
Long-term investments	39,340,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Treasury STRIPS
Fair value
Long-term investments	142,199,000	220,765,000
Short-term investments	124,572,000	143,931,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Money market
Fair value
Nuclear decommissioning trust fund	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Other
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Natural gas swaps
Fair value
Derivative liabilities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Domestic equity
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | International equity trust
Fair value
Nuclear decommissioning trust fund		0
Long-term investments		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	7,000	86,000
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | International mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Treasury STRIPS
Fair value
Long-term investments	0	0
Short-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Money market
Fair value
Nuclear decommissioning trust fund	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Other
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	$ 0	$ 0